Shareholder's Interest (Schedule Of Stock Options Outstanding) (Detail) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Outstanding	5 years 6 months
Exercisable	4 years 10 months 24 days
Expected to vest	6 years 2 months 12 days
CCMH [Member]
Outstanding beginning	2,792
Granted	0
Exercised	0
Forfeited	(63)
Expired	(220)
Outstanding, ending	2,509
Exercisable	1,423
Expected to vest	1,062
Outstanding, beginning	$ 30.82
Granted	$ 0
Exercised	$ 0
Forfeited	$ 10.00
Expired	$ 10.63
Outstanding, ending	$ 33.11
Exercisable	$ 32.03
Expected to vest	$ 35.08
Outstanding	$ 0
Exercisable	0
Expected to vest	0
CCOH [Member]
Outstanding beginning	8,381
Granted	517
Exercised	(1,088)
Forfeited	(226)
Expired	(675)
Outstanding, ending	6,909
Exercisable	4,264
Expected to vest	2,514
Outstanding, beginning	$ 9.22
Granted	$ 7.78
Exercised	$ 3.89
Forfeited	$ 7.11
Expired	$ 13.58
Outstanding, ending	$ 9.60
Exercisable	$ 10.90
Expected to vest	$ 7.49
Outstanding	5 years 10 months 24 days
Exercisable	4 years 8 months 12 days
Expected to vest	7 years 10 months 24 days
Outstanding	15,545
Exercisable	8,581
Expected to vest	$ 6,660